Operating costs and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Summary of Operating Costs and Expenses

	2017	2018	2019
	NT$000	NT$000	NT$000
Change of finished goods and work in process	31,977	—	—
Raw materials and supplies used	3,036,350	3,079,909	3,575,283
Employee benefit expenses	5,895,778	5,606,833	6,075,773
Depreciation expenses	2,899,278	3,376,579	3,731,914
Others	4,530,425	4,464,499	4,590,720

Total operating costs and expenses	16,393,808	16,527,820	17,973,690

Employee benefit expenses
Salaries	4,847,433	4,628,039	5,114,790
Director’s remuneration	27,276	18,456	26,266
Labor and health insurance	390,788	406,111	422,106
Pension	198,502	201,567	194,173
Share-based payments	123,021	41,043	822
Other personnel expenses	308,758	311,617	317,616

	5,895,778	5,606,833	6,075,773